Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets
Net operating loss carryforwards	$ 0	$ 18
Credit carryforwards	0	558
Accrued compensation	2,630	983
Deferred revenue	1,055	132
Other	114	50
Net deferred income tax assets	3,799	1,741
Deferred income tax liabilities
Depreciation and amortization	2,125	1,639
Prepaid assets	715	383
Total deferred income tax liabilities	2,840	2,022
Net deferred income tax assets (liabilities)	$ 959	$ (281)